Summary of Error Corrections and Prior Period Adjustments (Details) (Parenthetical) - AUD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Correction of footing error						$ 1,348,040
Depreciation			$ 311,546	$ 364,004	$ 498,566	571,899
Occupancy cost	$ 8,650	$ 4,595	$ 21,745	$ 18,612	43,990	$ 12,298
Cost of good sold [member]
IfrsStatementLineItems [Line Items]
Depreciation					436,629
Occupancy cost					40,890
Employee benefits expense					2,154,793
General and administrative expenses [member]
IfrsStatementLineItems [Line Items]
Depreciation					24,445
Employee benefits expense					$ 147,848